Regulatory Matters	12 Months Ended
Dec. 31, 2019
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Regulatory Matters
Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can result in regulatory action. The final rules implementing Basel Committee on Banking Supervision's capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019. Under the Basel III rules, the Company must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The capital conservation buffer is being phased in from 0.0% for 2015 to 2.50% by 2019. The capital conservation buffer is 2.5% and 1.875 for 2019 and 2018, respectively. The Bank made a one-time election to opt-out the net unrealized gain or loss on available for sale securities in computing regulatory capital. At December 31, 2019, the Bank was considered “well capitalized" under the regulatory framework for prompt corrective action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2019 and 2018 the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution's category.

To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

As of December 31, 2019	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$208,013	16.70%	$99,654	8.00%	$130,795	10.50%	$124,567	10.00%
Tier 1 risk-based capital	192,365	15.44%	74,740	6.00%	105,882	8.50%	99,654	8.00%
Tier 1 leverage	192,365	11.87%	64,802	4.00%	64,802	4.00%	81,002	5.00%
Tier 1 common equity	177,068	14.21%	56,055	4.50%	87,197	7.00%	80,969	6.50%
Parke Bank
Total risk-based capital	$207,620	16.67%	$99,621	8.00%	$130,752	10.50%	$124,526	10.00%
Tier 1 risk-based capital	191,977	15.42%	74,716	6.00%	105,847	8.50%	99,621	8.00%
Tier 1 leverage	191,977	11.85%	64,785	4.00%	64,785	4.00%	80,982	5.00%
Tier 1 common equity	190,158	15.27%	56,037	4.50%	87,168	7.00%	80,942	6.50%

As of December 31, 2018	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$182,316	16.73%	$87,164	8.00%	$107,592	9.88%	$108,954	10.00%
Tier 1 risk-based capital	168,629	15.48%	65,373	6.00%	85,802	7.88%	87,164	8.00%
Tier 1 leverage	168,629	12.15%	55,503	4.00%	55,503	4.00%	69,378	5.00%
Tier 1 common equity	153,020	14.04%	49,029	4.50%	69,458	6.38%	70,820	6.50%
Parke Bank
Total risk-based capital	$181,760	16.69%	$87,131	8.00%	$107,552	9.88%	$108,913	10.00%
Tier 1 risk-based capital	168,078	15.43%	65,348	6.00%	85,769	7.88%	87,131	8.00%
Tier 1 leverage	168,078	12.10%	55,569	4.00%	55,569	4.00%	69,461	5.00%
Tier 1 common equity	166,639	15.30%	49,011	4.50%	69,432	6.38%	70,794	6.50%

* The new capital rules require banks and covered financial institution holding companies to maintain a capital conservation buffer of at least 2.5% of risk-weighted assets over and above the minimum risk-based capital requirements. Institutions that do not maintain the required capital buffer will become subject to progressively more stringent limitations on the percentage of earnings that can be paid out in dividends or used for stock repurchases and on the payment of discretionary bonuses to senior executive management. The minimums under Basel III increased by 0.625% (the capital conservation buffer) annually until fully phased in, in 2019. The fully phased-in minimums are 10.5% (Total risk-based capital), 8.5% (Tier 1 risk-based capital), and 7.0% (Tier 1 common equity).

In November 2019, Federal bank regulatory agencies finalized a rule that simplifies capital requirements for community banks by allowing them to optionally adopt a simple leverage ratio to measure capital adequacy, which removes requirements for calculating and reporting risk-based capital ratios for a qualifying community bank that have less than $10 billion in total consolidated assets, limited amounts of off-balance-sheet exposures and trading assets and liabilities, and a leverage ratio greater than 9 percent. The community bank leverage ratio framework will be effective on January 1, 2020.